N-4	Apr. 30, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Thrivent Variable Annuity Account I
Entity Central Index Key	0001173488
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2023
Amendment Flag	false
Thrivent Retirement Choice Variable Annuity | ThriventIncomeBuilderGuaranteedLifetimeWithdrawalBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.45%